Supplemental cash flow information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information Explanatory [Abstract]
Supplemental Cash Flow Information Explanatory [Text Block]
18	Supplemental cash flow information

	Note	2018	2017
Non-cash investing activities
Acquisition of investments from the sale of asset	6, 9	$1,000	$-